Statements of Financial Highlights - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Series A [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		$ 1,263.51	$ 1,191.29
Net investment loss	[1]	(42.52)	(32.83)
Total trading and investing gains	[1]	(131.16)	123.69
Net income before profit share allocation from the Master Fund		(173.68)	90.86
Less profit share allocation from the Master Fund		0.00	18.64	[1],[2]
Net income after profit share allocation from the Master Fund		(173.68)	72.22
NET ASSET VALUE PER UNIT - End of year		$ 1,089.83	$ 1,263.51
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(13.75%)	7.59%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		0.00%	1.53%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(13.75%)	6.06%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	4.89%	4.91%
Profit share allocation from Master Fund		0.00%	1.53%	[2]
Total expenses		4.89%	6.44%
Net investment loss	[3],[4]	(3.96%)	(2.70%)
Series B [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		$ 1,476.27	$ 1,369.64
Net investment loss	[1]	(25.17)	(9.75)
Total trading and investing gains	[1]	(152.08)	143.00
Net income before profit share allocation from the Master Fund		(177.25)	133.25
Less profit share allocation from the Master Fund		0.00	26.62	[1],[2]
Net income after profit share allocation from the Master Fund		(177.25)	106.63
NET ASSET VALUE PER UNIT - End of year		$ 1,299.02	$ 1,476.27
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(12.01%)	9.68%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		0.00%	1.89%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(12.01%)	7.79%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	2.89%	2.90%
Profit share allocation from Master Fund		0.00%	1.89%	[2]
Total expenses		2.89%	4.79%
Net investment loss	[3],[4]	(1.99%)	(0.69%)
Series C [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		$ 1,506.23	$ 1,397.43
Net investment loss	[1]	(26.03)	(10.55)
Total trading and investing gains	[1]	(154.82)	147.07
Net income before profit share allocation from the Master Fund		(180.85)	136.52
Less profit share allocation from the Master Fund		0.00	27.72	[1],[2]
Net income after profit share allocation from the Master Fund		(180.85)	108.80
NET ASSET VALUE PER UNIT - End of year		$ 1,325.38	$ 1,506.23
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(12.01%)	9.71%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		0.00%	1.92%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(12.01%)	7.79%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	2.89%	2.92%
Profit share allocation from Master Fund		0.00%	1.92%	[2]
Total expenses		2.89%	4.84%
Net investment loss	[3],[4]	(2.02%)	(0.73%)
Series D [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		$ 1,432.49	$ 1,338.27
Net investment loss	[1]	(34.83)	(20.62)
Total trading and investing gains	[1]	(146.58)	144.52
Net income before profit share allocation from the Master Fund		(181.41)	123.90
Less profit share allocation from the Master Fund		0.00	29.68	[1],[2]
Net income after profit share allocation from the Master Fund		(181.41)	94.22
NET ASSET VALUE PER UNIT - End of year		$ 1,251.08	$ 1,432.49
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(12.66%)	9.19%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		0.00%	2.15%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		(12.66%)	7.04%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	3.64%	3.67%
Profit share allocation from Master Fund		0.00%	2.15%	[2]
Total expenses		3.64%	5.82%
Net investment loss	[3],[4]	(2.89%)	(1.50%)
Millburn Multi-Markets Trading L.P. [Member] | Limited Partner [Member]
Total return before General Partner profit share allocation		(11.80%)	9.92%
Less: General Partner profit share allocation		0.00%	1.94%
Total return after General Partner profit share allocation		(11.80%)	7.98%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[5],[6]	2.64%	2.68%
General Partner profit share allocation	[7]	0.00%	1.94%
Total expenses	[6]	2.64%	4.62%
Net investment loss	[5],[6]	(1.76%)	(0.48%)
Millburn Multi-Markets Trading L.P. [Member] | Tracking Partner [Member]
Total return before General Partner profit share allocation		(10.95%)	9.81%
Less: General Partner profit share allocation		0.09%	1.62%
Total return after General Partner profit share allocation		(11.04%)	8.19%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[5],[6]	2.47%	2.79%
General Partner profit share allocation		0.09%	1.62%
Total expenses	[6]	2.56%	4.41%
Net investment loss	[5],[6]	(1.56%)	(0.58%)

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[4]	Excludes profit share allocation from the Master Fund.
[5]	Excludes General Partner profit share allocation.
[6]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[7]	In instances of 0.00, value is less than 0.01 when rounded to two decimal places.